Intangible Assets, Net (Tables)	6 Months Ended
Mar. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net consist of the following:
	Useful life	March 31, 2023	September 30, 2022
Land use rights	50 years	$261,806	$252,757
Software	3 years	21,977	21,217
Total		283,783	273,974
Less: accumulated amortization		(123,313)	(116,523)
Intangible assets, net		$160,470	$157,451

Schedule of Estimated Future Amortization Expense for Intangible Assets	Estimated future amortization expense for intangible assets is as follows:
Twelve months ending March 31,	Amortization expense

2024	$5,236
2025	5,236
2026	5,236
2027	5,236
2028	5,236
Thereafter	134,289
$160,470